Summary of Critical and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Critical and Significant Accounting Policies [Abstract]
Depreciable life of various categories of fixed assets
The depreciable life of various categories of fixed assets is as follows:

Computer software and equipment	3 - 5 years
Interior unit improvements	5 years
Land improvements and certain exterior components of real property	10 years
Real estate structures	30 years

Components of Marketable Securities
As of December 31, 2011 and 2010 marketable securities consist of the following ($ in thousands):

	December 31, 2011
		Gross
	Amortized	Unrealized
	Cost	Gain(Loss)	Fair Value
Available for sale:
Investment-grade unsecured bonds	$3,615	$399	$4,014
Investment funds - US treasuries	11,783	121	11,904
Common stock	10,067	1,552	11,619
Held to maturity:
Mortgage backed securities	46,738	-	46,738
Total	$72,203	$2,072	$74,275

	December 31, 2010
		Gross
	Amortized	Unrealized
	Cost	Gain	Fair Value
Available for sale:
Investment-grade unsecured bonds	$22,243	$4,403	$26,646
Investment funds - US treasuries	14,345	582	14,927
Common stock	8,638	112	8,750
Held to maturity:
Mortgage backed securities	41,987	-	41,987
Total	$87,213	$5,097	$92,310

Components of Interest and Other Income
Interest income is generated primarily from cash balances and marketable securities as well as notes receivables.  Other income primarily consists of gains on sales of marketable securities.  Total interest and other income are comprised of the following for the years ended December 31 ($ in thousands):

	2011	2010	2009
Interest income	$10,501	$15,350	$11,841
Gains on sales of marketable securities	4,956	12,491	1,014
Tax benefit - Taxable REIT Subsidiary	1,682	-	-
Other income	-	-	185
	$17,139	$27,841	$13,040

Status of cash dividends distributed
The status of cash dividends distributed for the years ended December 31, 2011, 2010, and 2009 related to common stock, Series H, Series F, and Series G preferred stock are classified for tax purposes as follows:

	2011	2010	2009
Common Stock
Ordinary income	63.68%	82.46%	79.82%
Capital gain	11.16%	5.61%	15.76%
Unrecaptured section 1250 capital gain	0.74%	0.00%	4.42%
Return of capital	24.42%	11.93%	0.00%
	100.00%	100.00%	100.00%

	2011	2010	2009
Series F, G, and H Preferred stock
Ordinary income	100.00%	93.63%	79.82%
Capital gains	0.00%	6.37%	15.76%
Unrecaptured section 1250 capital gain	0.00%	0.00%	4.42%
Return of capital	0.00%	0.00%	0.00%
	100.00%	100.00%	100.00%